Capital Stock and Changes in Capital Accounts, textuals (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Common Stock Shares Authorized	200,000,000	200,000,000
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock Shares Authorized	25,000,000	25,000,000
Preferred Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01